Loans and financing - Schedule of Covenants Related to Leverage and Debt Coverage Ratios (Detail) - Top of range [member] - Ninth and Tenth Issuance Of Debentures [Member]	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Leverage ratio	6.5
Aircraft Financing [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio	1.2
Leverage ratio	5.5